LEASES - Lease related expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Depreciation of right of-use assets	€ (1,541)	€ (1,647)	€ (779)
Interest expense on lease liabilities	(585)	(641)	(103)
Short-term lease expenses	(290)	(371)	(383)
Lease expenses for low-value assets	(75)	(40)	(7)
Total amount recognized in expense	€ (2,490)	€ (2,701)	€ (1,273)